Advances for Vessels under Construction and Acquisitions	12 Months Ended
Dec. 31, 2011
Advances For Vessels Under Construction And Acquisitions (Abstract)
Advances for Vessels under Construction and Acquisitions
8.	Advances for Vessels under Construction and Acquisitions:

On May 25, 2007, as amended, the Company signed five separate shipbuilding contracts with Fujian for five 4,600 dwt, double skin, double bottom, product oil tankers (Hull Numbers DN-3800-11 to 15). The construction price of each contract is $9,590 which is payable 8% in advance, 22% upon steel-cutting, 19% upon keel-laying, 12% upon launching and 39% upon delivery and acceptance. The Hull Numbers DN-3800-11 to DN-3800-15 have been delivered as of December 31, 2011.

On February 28, 2008, and in connection with the call option agreement with the Qingdao Hyundai Shipbuilding Co. Ltd. ("Qingdao Hyundai"), the Company signed four separate shipbuilding contracts with Qingdao Hyundai for four 5,500 dwt, double skin, double bottom product oil tankers (hull numbers QHS-225 to 228). The construction price of each contract is $10,600 which is payable 30% in advance, 20% upon steel-cutting, 20% upon keel-laying, 20% upon launching and 10% upon delivery and acceptance. The Hull Numbers QHS-225 to QHS-227 have been delivered as of December 31, 2011.

On February 9, 2009, and in connection with the agreement with the Fujian Southeast Shipyard ("Fujian"), which was signed on May 25, 2007, as amended, the Company signed five separate contracts with an engineering firm for the design, building supervision, representation, procurement of machineries and supplies, and turn-key delivery of the five 4,600 dwt product oil tankers (hull numbers DN-3800-11 to 15). The price of each such contract is $1,150, of which 15% is payable upon keel-laying, 40% is payable upon launching and 45% is payable upon delivery and acceptance. The Hull Numbers DN-3800-11 to DN-3800-15 have been delivered as of December 31, 2011.

On February 9, 2009, and in connection with the call option agreement with the Qingdao Hyundai Shipbuilding Co. Ltd. ("Qingdao Hyundai"), which was signed on February 28, 2008, the Company signed four separate contracts with an engineering firm for the design, building supervision, representation, procurement of machineries and supplies, and turn-key delivery of the four 5,500 dwt, product oil tankers (hull numbers QHS-225 to 228). The price of each such contract is $1,600, of which 15% is payable upon keel-laying, 40% is payable upon launching and 45% is payable upon delivery and acceptance. The Hull Numbers QHS-225 to QHS-227 have been delivered as of December 31, 2011.

On June 25, 2009, the Company's acquired subsidiary Seatra BVBA (part of the Verbeke business) had signed, along with the other 50% third-party co-owner, an agreement with the Erlenbacher Schiffswerft shipyard, for the construction of a 2,500 dwt motor tanker (hull number NB 1166). The construction price of the contract is €3,090,000, or $4,001 as at December 31, 2011, and is payable with the progress of the construction. As of December 31, 2011, the amount of the contract has been fully paid and the vessel has been delivered.

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding and engineering contracts and any material related expenses incurred during the construction periods capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2011, the account, advances for vessels under construction and acquisitions, is analyzed as follows:

			December 31, 2011
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total
Hyundai Shipyard-China
749-QHS-228-Symi	2012	12,200	10,670	883	11,553
	Total	12,200	10,670	883	11,553

Interest on the advances paid by the Company in respect of these contracts is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for vessels under construction on the accompanying balance sheets.  Total interest capitalized for the years ended December 31, 2009, 2010 and 2011 was $1,774, $901 and $274 respectively.

During the years ended December 31, 2010 and 2011, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

	Year Ended December 31,
	2010	2011
Balance at beginning of period	136,494	77,858
Advances for vessels under construction and related costs	61,967	20,078
Advances for second hand vessel acquisitions	26,576	453
Vessels delivered	(147,179)	(86,836)
Balance at end of period	77,858	11,553

As of December 31, 2011, the remaining obligations under the construction and supervision contracts which are payable within 2012 are $1,530.